Accrued Expenses (Changes in Accrued Warranty Obligations) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class Of Warrant Or Right [Line Items]
Accrued Warranty Obligations, Beginning balance	$ 31,619	$ 93,788	$ 118,611
Reductions for Settling Warranties	(26,672)	(74,287)	(126,308)
Warranties Issued During Period	24,346	12,118	101,485
Accrued Warranty Obligations, Ending balance	$ 29,293	$ 31,619	$ 93,788